Consolidation and subsidiaries - Schedule of Significant Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2021
Blackstone Pat Holdings IV LLC [Member]
Disclosure of transactions between related parties [line items]
Minority interest ownership percentage	19.60%
Patria Holdings Ltd [Member]
Disclosure of transactions between related parties [line items]
Minority interest ownership percentage	29.40%